TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES, NET
Schedule of trade receivables, net

	December 31,
	2021	2020
Open accounts	$1,762	$1,125
Less – allowance for doubtful accounts	(95)	(107)
Trade receivables, net	$1,667	$1,018
b.Movement in allowance for doubtful accounts:
Schedule of movement in allowance for doubtful accounts

Balance as of January 1, 2020	$22
Provision for the year	184
Derecognition of bad debts	(94)
Reversal in respect of collected doubtful accounts	(10)
Currency revaluations	5
Balance as of December 31, 2020	107
Provision for the year	133
Derecognition of bad debts	(64)
Reversal in respect of collected doubtful accounts	(78)
Currency revaluations	(3)
Balance as of December 31, 2021	$95

c.Following is information about the credit risk exposure of the Company’s trade receivables:

Schedule of credit risk exposure of trade receivables

December 31, 2021:

		Past due trade receivables
	Not	< 30	31 – 60	61 – 90	91 – 120	>120
	past due	days	days	days	days	days	Total

	$in thousands

Gross carrying amount	$729	$650	$146	$77	$93	$67	$1,762
Allowance for doubtful accounts	$—	$1	$7	$8	$15	$64	$95

December 31, 2020:

		Past due trade receivables
	Not	< 30	31 – 60	61 – 90	91 – 120	>120
	past due	days	days	days	days	days	Total

	$in thousands

Gross carrying amount	$361	$462	$108	$17	$52	$125	$1,125
Allowance for doubtful accounts	$—	$—	$3	$13	$9	$82	$107